Long-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Deposits [Abstract]
Schedule of Long-Term Deposits	Long-term deposits as of December 31, 2025 and 2024 consisted of:
	December 31, 2025	December 31, 2024
Rental deposits	$—	$71,823
	$—	$71,823